Exploration And Evaluation Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets rollforward
Amortization	CAD (3.0)	CAD (4.0)
Exploration and Evaluation Assets.
Goodwill and Other Intangible Assets rollforward
Beginning of year	2,038.0	1,681.0
Acquisitions and additions	53.0	787.0
Transfers to oil and gas assets		(65.0)
Dry Hole Expenses	(41.0)	(204.0)
Impairment		(152.0)
Amortization	(1.0)	(1.0)
Foreign exchange adjustments	3.0	(8.0)
End of year	CAD 2,052.0	CAD 2,038.0